Trade Receivables - Changes in Allowance for Impairment Losses on Trade Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 14,389
Balance at end of year	12,555	¥ 14,389
Trade receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14,389	14,510	¥ 15,888
Remeasurement	251	858	5,046
Write-offs	(1,590)	(706)	(6,389)
Exchange differences on translating foreign operations	(495)	(273)	(35)
Balance at end of year	¥ 12,555	¥ 14,389	¥ 14,510